Equity Recapitalization	12 Months Ended
Jan. 01, 2013
Equity [Abstract]
Equity Recapitalization
Equity Recapitalization
On December 27, 2010, the Company completed an equity recapitalization through a merger with a newly organized Delaware corporation ("Merger Sub"), which was 100% indirectly owned by Catterton and the Public Sector Pension Investment Board ("PSPIB"), a Canadian Crown corporation, pursuant to the Agreement and Plan of Merger dated November 26, 2010 ("Merger Agreement"). The Company was the surviving entity of the recapitalization. The Company received $181.0 million from Catterton and Argentia and paid $7.0 million in transaction expenses. Total consideration paid for the outstanding shares was $211.7 million, of which $16.7 million was settled in rollover shares and the remainder was paid in cash in 2010 and 2011.
In connection with the Merger, the following equity transactions were completed:

•	The Series A preferred stock and Class A common stock was converted on a 3.4 for 1 basis;

•
All outstanding shares of Series A preferred stock (5,898,709 shares or 11,797,418 as converted to common on a 2 for 1 basis at the option of the holder) and Class A common stock (12,625,462 outstanding, 11,897,375 held in treasury) were cancelled. Outstanding shares were converted to the right to receive cash consideration of $8.67 or the equivalent equity interest in the surviving entity ("rollover shares");

•
Outstanding stock options with an intrinsic value of $17,494,531 were cancelled in exchange for payments in cash or equity in the surviving entity. The intrinsic value was calculated as the fair market value in excess of exercise price at the time of settlement;

•	Holders of shares immediately prior to the merger elected to retain $16.7 million in equity interests, or 1,931,058 shares of Class A common stock;

•	Certain members of the Company's management team were issued $3.6 million in equity interests, or 418,711 shares of Class A common stock ("rollover shares");

•
Catterton was issued 10,501,400 shares of Class A common stock in exchange for $91.0 million in cash, which was used to pay the cash portion of merger consideration to shareholders and holders of outstanding stock options;

•
Argentia received 4,093,360 shares of Class A common stock, 6,292,640 shares of Class B common stock, and 1 share of Class C common stock in exchange for $90.0 million, which was also used to pay selling shareholders and holders of outstanding stock options. Class B and Class C common stock is nonvoting.

Catterton and Argentia also made a bridge loan to the Company. See Note 4, Borrowings. Following the equity recapitalization, Catterton and Argentia owned 90% of the Company's issued and outstanding shares of common stock, while the management team and other shareholders owned the remaining 10%.
The Company completed the following analysis in connection with the Equity Recapitalization that occurred at the end of fiscal year 2010:

•
A transitory entity was used to effect the transaction, and the Company evaluated whether this entity was a substantive entity. The Company concluded that it was not substantive since it did not participate in any significant pre-combination activities and did not survive the transaction (it was subsumed into Noodles & Company). These facts led the Company to conclude that the transitory entity was not an accounting acquirer and the transaction was not deemed to be a business combination under ASC 805;

•
The Company then considered whether any investor obtained control of Noodles & Company but concluded that following the transaction it was not substantially wholly owned. Catterton held shares of Class A common stock representing an approximate 45% economic interest in the Company and Argentia held shares of common stock also representing an approximate 45% economic interest in the Company. However, Argentia held shares of both Class A common stock, with voting rights, and nonvoting Class B common stock, so Catterton held shares representing an approximate 62% voting interest while Argentia held shares representing an approximate 24% voting interest. The rights of the holders of Class A common stock and Class B common stock are identical, except that the Class B common stock does not vote on the election or removal of directors unless converted on a share-for-share basis into Class A common stock. The Company's articles of incorporation, upon consummation of the transaction, contained 19 specific items that require at least 75% of the voting shares (Class A common stock and Class B common stock voting as one group). These specific items include substantive participating rights, such as: to approve/amend the Company's five year plan, appoint or remove the Company's independent auditors and enter into a merger transaction or initiate an IPO. The Company, therefore, determined that these voting rights prevent control by Catterton. These facts led the Company to conclude that although a change of control had occurred, the Company had not become substantially wholly owned by Catterton and thus business combination accounting treatment under ASC 805 was not required;

•
For purposes of assessing whether the guidance on push-down accounting should be applied, the Company evaluated whether the new investors and any rollover investors constitute a collaborative group under the SEC's guidance in ASC 805-50-S99 and concluded that the new investors and management are a collaborative group. The Company determined that Catterton, Argentia, current Company management and one board member would all be considered part of the surviving collaborative group as they came together to mutually promote and subsequently collaborate as one investor and control Noodles & Company. The remaining investors, all of whom were rollover shareholders, were not solicited to participate in the investment, since they were already shareholders. The Company's management, and not the non-management rollover shareholders, negotiated the terms of the merger. Additionally, the remaining investors do not participate in the subsequent collaboration and would not be included in the collaborative group. The Company then determined that this collaborative group acquired more than 80% (by vote and economic value) but less than 95% (vote and economic value) ownership of Noodles & Company, thus the Company is permitted (but not required) to reflect a new basis in Noodles & Company's financial statements. The Company elected not to apply push-down accounting, but to treat the transaction as a recapitalization;

•
The Company continually monitors the composition of the collaborative group to substantiate the fact that no changes have occurred with respect to the collaborative group (or the related ownership or voting percentages) since the recapitalization transaction, that would require push-down accounting to be applied.